MTB GROUP OF FUNDS

Supplement dated November 15, 2004 to the Combined Retail Prospectus and the Combined Institutional Prospectus dated August 31, 2004 and the Combined Retail Statement of Additional Information and the Combined Institutional Statement of Additional Information dated August 31, 2004 (Revised October 18, 2004)

SUPPLEMENT TO PROSPECTUS

MTB Investment Advisors, Inc. (MTBIA) has implemented the following changes, effective November 15, 2004:

MTBIA will replace Thomas D. DeHudy as portfolio manager of MTB Multi-Cap Growth Fund with a portfolio management team. The portfolio management team will determine the allocation of assets among the three market capitalization sectors: large cap stocks, mid cap stocks and small cap stocks. It is generally expected that, on average, the allocations will emphasize large cap stocks, mid cap stocks and small cap stocks, in that order. The investment decisions within the different market capitalization sectors will be collectively made by the members of the portfolio management team as follows: Messrs. Grimes and Ashcroft (large cap); Messrs. Mark Schultz and Thomas R. Pierce (mid-cap); and Mr. James Thorne (small cap).

Mr. Thomas R. Pierce will replace Mr. Allen J. Ashcroft, Jr. as a co-portfolio manager for the MTB Mid Cap Growth Fund. Mr. Mark Schultz will continue to serve as a co-portfolio manager.

Messrs. Thomas R. Pierce and Mark Schultz will replace Mr. Clyde L. Randall II and Ms. Barbara L. Rishel as co-portfolio managers for the MTB Equity Income Fund. Messrs. Pierce and Schultz will serve as a transition team until the approval and implementation of the subadvisor change described below.

Messrs. Byron J. Grimes II and Allen J. Ashcroft, Jr. will replace Mr. Clyde L. Randall II and Ms. Barbara L. Rishel as co-portfolio managers for the MTB Large Cap Value Fund. Messrs. Grimes and Ashcroft will serve as a transition team until the approval and implementation of the subadvisor change described below.

On November 12, 2004, the Board of Trustees of the MTB Group of Funds, based on recommendations of MTBIA, approved in principle the following proposed investment management changes, subject to an in-person approval of the Board to take place on December 7, 2004. Subject to such final action, the following changes (as detailed further below) will be effective on December 8, 2004:

MTB Large Cap Value Fund will be sub-advised by NWQ Investment Management Company, LLC (NWQ); MTB Equity Income Fund will be sub-advised by DePrince, Race & Zollo, Inc. (DRZ); Independence Investment LLC will be replaced as sub-advisor of MTB Mid Cap Stock Fund by LSV Asset Management (value portion only) and a team of MTBIA portfolio managers (growth portion only) - Thomas R. Pierce and Mark Schultz.

In light of the above, please make the following changes to the "Who Manages the Funds? - Sub-Advisors" and "Who Manages the Funds? - Portfolio Managers" sub-sections on pages 109-112 of your Combined Retail Prospectus and pages 93-96 of your Combined Institutional Prospectus.

1. Add the following paragraph after the Mazama Capital Management, Inc. paragraph:

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor founded in 1982 and is owned by Nuveen Investments, Inc. NWQ's principal business address is 2049 Century Park East, Los Angeles, California 90067. As of June 30, 2004, NWQ managed approximately $20.8 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

In the "MTB Large Cap Value Fund" line in the "Portfolio Managers" chart, please replace the names Clyde L. Randall II and Barbara L. Rishel with the following portfolio managers: Jon D. Bosse, NWQ and E.C. (Ted) Friedel, NWQ.

Please add the following biographies to page 112 of the Retail Prospectus and page 96 of the Institutional Prospectus:

"Jon D. Bosse has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. In addition, he is a CFA Charterholder and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.

E. C. (Ted) Friedel has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute."


2. Add the following paragraph after the NWQ Investment Management paragraph:

DePrince, Race & Zollo, Inc. (DRZ) sub-advises Equity Income Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ's principal business address is 201 South Orange Avenue, Suite 850, Orlando, Florida 32801. As of June 30, 2004, DRZ managed approximately $3.7 billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

In the "MTB Equity Income Fund" line in the "Portfolio Managers" chart, please replace the names Clyde L. Randall II and Barbara L. Rishel with the following portfolio managers: Gregory M. DePrince, DRZ and Jill S. Lynch, DRZ.

Please add the following biographies to page 112 of the Retail Prospectus and page 96 of the Institutional Prospectus:

"Gregory M. DePrince has been a Co-Portfolio Manager of MTB Equity Income Fund since December 2004. He is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline. Prior to forming DRZ, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

Jill S. Lynch has been a Co-Portfolio Manager of MTB Equity Income Fund since December 2004. Ms. Lynch is a partner of DRZ and is a senior research analyst for the firm's large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida."

3. In the Strategy section of MTB Mid Cap Stock Fund on page 73 of the Retail Prospectus and page 63 of the Institutional Prospectus, please replace the third sentence in the first paragraph with the following language:

"The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above- average sales earnings growth) and the Fund's Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations)."

Delete the Independence Investment LLC paragraph on page 110 of the Retail Prospectus and page 94 of the Institutional Prospectus and replace the LSV Asset Management paragraph on page 109 of the Retail Prospectus and page 93 of the Institutional Prospectus with the following:

"LSV Asset Management (LSV) sub-advises the value equity portions of Small Cap Stock Fund and Mid Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2003, LSV oversaw approximately $18 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV's team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portion of Small Cap Stock Fund and Mid Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund."

In the "MTB Mid Cap Stock Fund" line in the "Portfolio Managers" chart, please replace "Independence Investment LLC team" with the following portfolio managers: Thomas R. Pierce (growth portion), Mark Schultz (growth portion) and LSV Asset Management team (value portion).

The biographies of Thomas R. Pierce and Mark Schultz can be found on pages 111 and 112 in the Retail Prospectus and page 95 in the Institutional Prospectus.

4. In the Strategy section of MTB Multi Cap Growth Fund on page 69 of the Retail Prospectus and page 61 of the Institutional Prospectus, please replace the first sentence in the second paragraph with the following language:

"The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio among large, mid and small capitalization stocks. The portfolio management team will make the allocation decisions among the various market capitalizations. On average, the allocation generally will emphasize large cap stocks over mid cap stocks, and mid cap stocks over small cap stocks, such that the Fund is expected to have a greater allocation of investments in large cap stocks and a small overall percentage in small cap stocks, although the Adviser may vary this allocation based on changes in market conditions."

In the "MTB Multi Cap Growth Fund" line in the "Portfolio Managers" chart, please replace the name Thomas D. DeHudy with the following portfolio managers:
Allen J. Ashcroft, Jr. and Byron J. Grimes II (large cap stocks), Thomas R. Pierce and Mark Schultz (mid-cap stocks), and James Thorne (small cap stocks). Their biographies can be found on pages 111-112 in the Retail Prospectus and pages 94-96 in the Institutional Prospectus.

5. In the "MTB Mid Cap Growth Fund" line in the "Portfolio Managers" chart, please replace the name Allen J. Ashcroft, Jr. with portfolio manager Thomas R. Pierce. Mr. Pierce's biography can be found on page 111 in the Retail Prospectus and page 95 in the Institutional Prospectus.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

In the "Who Manages and Provides Services to the Funds? - Subadvisors" sub-section on page 43 of the Retail Statement of Additional Information and page 40 of the Institutional Statement of Additional Information, please make the following changes:

1. Replace the Mid Cap Stock Fund section with the following:

"Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense. Independence was paid by the Advisor as follows:

      -----------------------------------------------------------------
      Sub-Advisory Fee            Average Daily Net Assets of the Fund
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      0.40%                       on assets up to $500 million
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      0.35%                       on assets in excess of $500 million
      -----------------------------------------------------------------

Effective December 8, 2004, the Advisor delegates daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management
(LSV). LSV also sub-advises the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion."

2. Add the following sections for Large Cap Value Fund and Equity Income Fund:

"Large Cap Value Fund

Effective December 8, 2004, the Advisor delegates daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC (NWQ). NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in that same year. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been incorporated, was merged into a Limited Liability Company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Equity Income Fund

Effective December 8, 2004, the Advisor delegates daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages."




                                                               November 15, 2004

Edgewood Services, Inc., Distributor


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31426 (11/04)                 DSTO 532244             MTB-SU-003-11/04